Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table shows the past two fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” (CAP) to our named executive officers (as determined under SEC rules), and our net income (loss).
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules.

	Nicole Sandford		Valerie Palmieri
Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO NEOs (3)	Average compensation actually paid to non-PEO NEOs (4)	Value of initial fixed $100 investment based on total shareholder return (5)	Net income (loss) (6)

2022	$505,005	$441,110	$653,182	($130,996)	$394,713	$228,717	$5	($27,170)
2021	N/A	N/A	$2,692,163	( $3,705,815)	$1,084,432	($1,348,541)	$26	($31,662)

(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for Nicole Sandford, our President and CEO, and Valerie Palmieri, our former President and CEO, for 2022, and for Valerie Palmieri for 2021.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Sandford’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Sandford	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$505,005	($87,845)	$23,950	$441,110

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

(c)

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,255	0	$13,695	0	0	0	$23,950
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Palmieri’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Palmieri	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$653,182	0	($784,178)	($130,996)
2021	$2,692,163	($2,117,250)	($4,280,728)	( $3,705,815)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	0	($513,975)	0	($270,203)	0	0	($784,178)
2021	$216,900	($3,866,453)	0	$93,145	($724,320)	0	($4,280,728)

(3)	Average compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, (ii) in 2021, Robert Beechey.

(4)
Represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mses. Sandford and Palmieri for 2022 and excluding Ms. Palmieri for 2021), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$394,713	($87,133)	($78,863)	$228,717
2021	$1,084,432	($705,750)	($1,727,223)	($1,348,541)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$15,958	($63,375)	1,208	($32,654)	0	0	($78,863)
2021	$72,300	($1,440,425)	0	($117,658)	($241,440)	0	($1,727,223)

(5)
Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020, and ending on December 31 of each of 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(6)
Reflects “Net Income” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form
10-K
for the years ended December 31, 2022 and December 31, 2021.

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote [Text Block]
(3)	Average compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, (ii) in 2021, Robert Beechey.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Sandford’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Sandford	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$505,005	($87,845)	$23,950	$441,110

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

(c)

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$10,255	0	$13,695	0	0	0	$23,950
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Palmieri’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Palmieri	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$653,182	0	($784,178)	($130,996)
2021	$2,692,163	($2,117,250)	($4,280,728)	( $3,705,815)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	0	($513,975)	0	($270,203)	0	0	($784,178)
2021	$216,900	($3,866,453)	0	$93,145	($724,320)	0	($4,280,728)

(3)	Average compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, (ii) in 2021, Robert Beechey.

Non-PEO NEO Average Total Compensation Amount	$ 394,713	$ 1,084,432
Non-PEO NEO Average Compensation Actually Paid Amount	$ 228,717	(1,348,541)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mses. Sandford and Palmieri for 2022 and excluding Ms. Palmieri for 2021), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$394,713	($87,133)	($78,863)	$228,717
2021	$1,084,432	($705,750)	($1,727,223)	($1,348,541)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$15,958	($63,375)	1,208	($32,654)	0	0	($78,863)
2021	$72,300	($1,440,425)	0	($117,658)	($241,440)	0	($1,727,223)

Total Shareholder Return Amount	$ 5	26
Net Income (Loss)	(27,170)	(31,662)
Nicole Sandford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	505,005
PEO Actually Paid Compensation Amount	$ 441,110
PEO Name	Nicole Sandford
Valerie Palmieri [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 653,182	2,692,163
PEO Actually Paid Compensation Amount	$ (130,996)	(3,705,815)
PEO Name	Valerie Palmieri
PEO [Member] | Nicole Sandford [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (87,845)
PEO [Member] | Nicole Sandford [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,950
PEO [Member] | Nicole Sandford [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,255
PEO [Member] | Nicole Sandford [Member] | Year Over Year Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Nicole Sandford [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,695
PEO [Member] | Nicole Sandford [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Nicole Sandford [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Nicole Sandford [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Valerie Palmieri [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,117,250)
PEO [Member] | Valerie Palmieri [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(784,178)	(4,280,728)
PEO [Member] | Valerie Palmieri [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	216,900
PEO [Member] | Valerie Palmieri [Member] | Year Over Year Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(513,975)	(3,866,453)
PEO [Member] | Valerie Palmieri [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Valerie Palmieri [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(270,203)	93,145
PEO [Member] | Valerie Palmieri [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(724,320)
PEO [Member] | Valerie Palmieri [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(87,133)	(705,750)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,863)	(1,727,223)
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,958	72,300
Non-PEO NEO [Member] | Year Over Year Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,375)	(1,440,425)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,208	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,654)	(117,658)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(241,440)
Non-PEO NEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0